Earnings Per Share - Schedule of Calculation of Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	5 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2023	Sep. 30, 2022
Earnings per share [abstract]
Weighted number of outstanding shares	182,721,369	182,721,369	182,721,369
Weighted number of outstanding shares (diluted and undiluted)	182,721,369	182,721,369	182,721,369
Profit (loss) attributable to ordinary shareholders	€ (17,205)	€ 75,022	€ 187,111
Basic	€ (0.09)	€ 0.41	€ 1.02
Diluted	€ (0.09)	€ 0.41	€ 1.02